8. LEASES: Schedule of lease expense and other information related to Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of lease expense and other information related to Operating Leases

Twelve Months Ended Dec. 31, 2020

Operating lease expense	$ 7,226,361
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,055,046
Weighted-average remaining lease term – operating leases (in years)	7.07
Weighted-average discount rate – operating leases	4.92%

Lease Maturity Schedule as of December 31, 2019:	Amount
2021	6,982,155
2022	6,444,448
2023	5,577,917
2024	4,846,460
2025	4,489,926
2026 and beyond	11,855,364
Total	40,196,270
Less interest	(6,033,117)
Present Value of Lease Liability	$ 34,163,153

Twelve Months Ended Dec. 31, 2019

Operating lease expense	$ 6,721,970
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	6,564,569
Weighted-average remaining lease term – operating leases (in years)	6.86
Weighted-average discount rate – operating leases	5.67%

Lease Maturity Schedule as of December 31, 2019:	Amount
2020	6,823,468
2021	6,152,783
2022	5,556,754
2023	4,737,533
2024	4,008,787
2025 and beyond	10,848,375
Total	38,127,700
Less interest	(6,472,138)
Present Value of Lease Liability	$ 31,655,562